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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended June 30, 2004

If amended report check here          |_|           Amended Number:  _______

This Amendment (Check only one):      |_|           is a restatement

                                      |_|           adds new holding
                                                    entries.
Century Management
                                       ------------------------------
Name of Institutional Investment Manager

805 Las Cimas Parkway Suite 430               Austin        TX       78746
Business Address     (Street)                 (City)        (State)  (Zip)

13F Number: 28-__________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Jim Brilliant                          Vice President           (512)329-0050
Name                                   (Title)                       (Phone)


                                        /s/ Jim Brilliant
                                       ------------------------------
                                        (Manual Signature of Person Duly
                                        Authorized to submit This Report)

                                        August 10, 2004  Austin, Texas
                                       ------------------------------
                                         (Place and Date of Signing)

Report Type:

|X| 13F HOLDINGS REPORT.

|_| 13F NOTICE.

|_| 13F COMBINATION REPORT.


                                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
                                              --------------

Form 13F Information Table Entry Total:            41
                                              --------------

Form 13F Information Table Value Total:         $628,553
                                              --------------
                                               (thousands)

List of Other Included Managers:

Name and file numbers of ALL institutional Investment Managers with respect to which this schedule is filed (other that the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

***NONE***

FORM 13F
INFORMATION TABLE
                             TITLE            FAIR                                 INVESTMENT D  OTHER         VOTING AUTHORITY
NAME OF ISSUER                 OF     CUSIP   MARKET          SHARE           SOLE SHARED NONE MANAGERS  SOLE  SHARED  NONE
                             CLASS   NUMBER   VALUE (000's)   AMOUNT (00)       (A)   (B)   ( C )          (A)    (B)    ( C )
AAR Corp.		COM	000361105	4108	3619	SOLE				X
Ampco Pittsburgh	COM	032037103	10583	8229	SOLE				X
Astec Industries Inc.	COM	046224101	44343	23549	SOLE				X
Automatic Data Proc.	COM	053015103	23660	5650	SOLE				X
Blair Corp		COM	092828102	931	322	SOLE				X
Central Fund CDA	COM	153501101	6010	11426	SOLE				X
Corning Inc.		COM	219350105	509	390	SOLE				X
CPI Corp.		COM	125902106	24062	16346	SOLE				X
Crown Pacific Ptrs. LP	COM	228439105	2	533	SOLE				X
Dixie Group Inc		COM	255519100	1563	1316	SOLE				X
Donnelley RR & Sons 	COM	257867101	12463	3774	SOLE				X
Eastman Kodak		COM	277461109	12645	4687	SOLE				X
Evans & Sutherland	COM	299096107	1951	4152	SOLE				X
Gardner Denver Inc.	COM	365558105	14546	5214	SOLE				X
Graham Corp.		COM	384556106	984	875	SOLE				X
Great Lakes Chemical	COM	390568103	33313	12311	SOLE				X
Helmerich & Payne	COM	423452101	17404	6655	SOLE				X
Japan Sm. Cap. Fund	COM	47109U104	19295	14900	SOLE				X
Lawson Products		COM	520776105	3866	1013	SOLE				X
Layne Christensen	COM	521050104	23570	14242	SOLE				X
Learning Tree		COM	522015106	3727	2568	SOLE				X
Lesco Inc.		COM	526872106	2590	1917	SOLE				X
Lufkin Industries	COM	549764108	597	187	SOLE				X
Martin Marietta Mtrls.	COM	573284106	23987	5411	SOLE				X
Maxwell Technologies	COM	577767106	29843	23134	SOLE				X
Maytag Corp.		COM	578592107	15167	6188	SOLE				X
Myers Industries Inc.	COM	628464109	26032	18462	SOLE				X
Newmont Mining		COM	651639106	5282	1363	SOLE				X
NS Group Inc.		COM	628916108	36763	22362	SOLE				X
Parlex Corp.		COM	701630105	6408	9859	SOLE				X
Peerless MFG CO		COM	705514107	76	64	SOLE				X
Phelps Dodge Corp.	COM	717265102	15740	2031	SOLE				X
Powell Industries Inc	COM	739128106	18	11	SOLE				X
Readers Digest 		COM	755267101	31828	19905	SOLE				X
Regal Beloit		COM	758750103	23176	10411	SOLE				X
Snap-On Inc		COM	833034101	15364	4579	SOLE				X
Sonoco Products		COM	835495102	30299	11882	SOLE				X
Spectrum Control	COM	847615101	461	579	SOLE				X
Toys R Us		COM	892335100	42386	26608	SOLE				X
Transocean Inc.		COM	G90078109	49644	17154	SOLE				X
Trinity Industries Inc.	COM	896522109	13355	4201	SOLE				X

